Prepayments, Other Receivables and Other Assets, Net - Schedule of Movements in Allowance for ECLs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movements in Allowance for ECLs [Abstract]
At the beginning of the year	¥ 2,978	¥ 20
Impairment losses, net	3,385	2,958
At the end of the year	¥ 6,363	¥ 2,978